Revolving Facility and Deferred Financing Costs (Details) $ in Thousands	1 Months Ended
	Dec. 31, 2024 USD ($)	Jan. 31, 2024	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 355,000		$ 435,000
Revolving Credit Facility Due December 2028
Disclosure of detailed information about borrowings [line items]
Total maximum borrowing capacity	$ 625,000
Term (in years)	4 years
Maximum leverage ratio		4.00
Borrowings required interest coverage ratio	3.00
Borrowings	$ 355,000
Deferred financing costs, net of accumulated amortization	$ 4,000		$ 4,300
Revolving Credit Facility Due December 2028 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Standby fee percentage	0.39%
Revolving Credit Facility Due December 2028 | Bottom of range | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis rate adjustment	1.75%
Revolving Credit Facility Due December 2028 | Top of range
Disclosure of detailed information about borrowings [line items]
Standby fee percentage	0.62%
Revolving Credit Facility Due December 2028 | Top of range | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis rate adjustment	2.75%